CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parentheticals) - GBP (£)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Currency translation differences tax
Equity attributable to owners of parent [member]
Currency translation differences tax